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Paradigm Value Fund
Summary Section - Paradigm Value Fund
Investment Objective
• The Paradigm Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Value Fund Paradigm Value Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Value Fund Paradigm Value Fund Shares
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.50%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Value Fund | Paradigm Value Fund Shares | USD ($)	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.87% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Paradigm Funds Advisor LLC (the “Advisor”) believes have the potential for capital appreciation. The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (December 31, 2020) +33.41% Worst Quarter (March 31, 2020) -32.30%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Paradigm Value Fund	1 Year	5 Years	10 Years
Paradigm Value Fund Shares	(20.42%)	7.90%	9.48%
Paradigm Value Fund Shares | After Taxes on Distributions	(21.93%)	6.29%	6.96%
Paradigm Value Fund Shares | After Taxes on Distributions and Sales	(11.00%)	5.98%	6.98%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	(14.48%)	4.13%	8.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Select Fund
Summary Section - Paradigm Select Fund
Investment Objective
• The Paradigm Select Fund (the “Select Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Select Fund Paradigm Select Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Select Fund Paradigm Select Fund Shares
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.50%
Fee Waiver/Expense Reimbursement	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.15%
[1]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2024. The fee waiver will automatically terminate on April 30, 2024 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before April 30, 2024.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Select Fund | Paradigm Select Fund Shares | USD ($)	117	440	785	1,761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.45% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2020) +30.35% Worst Quarter (March 31, 2020) -28.82%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Paradigm Select Fund	1 Year	5 Years	10 Years
Paradigm Select Fund Shares	(26.44%)	8.66%	10.84%
Paradigm Select Fund Shares | After Taxes on Distributions	(26.45%)	8.45%	9.37%
Paradigm Select Fund Shares | After Taxes on Distributions and Sales	(15.65%)	6.77%	8.29%
Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	(18.37%)	5.89%	10.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Micro-Cap Fund
Summary Section - Paradigm Micro-Cap Fund
Investment Objective
• The Paradigm Micro-Cap Fund (the “Micro-Cap Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Micro-Cap Fund Paradigm Micro-Cap Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Micro-Cap Fund Paradigm Micro-Cap Fund Shares
Management Fees	1.25%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.25%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares | USD ($)	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.91% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As of March

31, 2023, the range of market capitalizations for the Russell Microcap® Index was $1 million to $4.989 billion. The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions. The Fund may be overweight in certain sectors at various times. Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits. Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (December 31, 2020) +40.18% Worst Quarter (March 31, 2020) -29.21%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Paradigm Micro-Cap Fund	1 Year	5 Years	10 Years
Paradigm Micro-Cap Fund Shares	(20.62%)	10.20%	11.99%
Paradigm Micro-Cap Fund Shares | After Taxes on Distributions	(20.62%)	9.03%	10.41%
Paradigm Micro-Cap Fund Shares | After Taxes on Distributions and Sales	(12.20%)	7.66%	9.27%
Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)	(21.96%)	3.69%	8.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.